Game operation cost (Tables)	6 Months Ended
Jun. 30, 2026
Game operation cost
Schedule of game operation cost

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Employee benefits expenses	(14,022)	(14,601)	(6,772)	(7,335)
Technical support services	(13,678)	(11,165)	(7,453)	(5,835)
Depreciation and amortization	(646)	(2,094)	(336)	(1,051)
	(28,346)	(27,860)	(14,561)	(14,221)